EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
EQUITY

12. EQUITY

As described in Note 3, on March 27, 2024, the Company consummated the Business Combination. As a result of the Business Combination, LPA issued 31,709,747 Ordinary Shares with a par value of $0.0001 per share. The same number of shares are outstanding as of June 30, 2024. The Company is authorized to issue 450,000,000 Ordinary Shares and 50,000,000 Preference Shares, each with a par value of $0.0001. The specific designations, voting rights, and other preferences of these shares can be established as needed by the Company’s board. There were no Preference Shares issued during the periods presented.

Retained earnings consist of legal reserves and accumulated earnings. According to the legislation in effect in several countries in which the Company operates, the Company’s subsidiaries must appropriate a portion of each year’s net earnings to their respective legal reserve. The legal reserve amount varies by jurisdiction and ranges from 5% to 10% of the net earnings generated by operating entities, up to a cap of 10% to 50% of that entity’s capital stock.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
EQUITY

17. EQUITY

Latam Logistic Properties, S.A. shareholders authorized a single class of common stock of 300,000,000 shares from which 168,142,740 shares were issued and fully paid with a nominal (par) value of $1.00 per share as of December 31, 2023 and 2022. Refer to Note 1 for more information on the corporate conversation that occurred on January 13, 2021.

All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings of Latam Logistic Properties, S.A.

For the years ended December 31, 2023, 2022 and 2021 non-controlling partners have made capital contribution to the Group of $5,870,314, $700,000 and $4,084,160 respectively, and the Group made distributions to the non-controlling partners of $4,522,936, $2,067,803 and $1,024,747, respectively.

Retained earnings consist of legal reserves and accumulated earnings. According to the legislation in effect in several countries in which the Group operates, the Group’s subsidiaries must appropriate a portion of each year’s net earnings to their respective legal reserve. The legal reserve amount varies by jurisdiction and ranges from 5% to 10% of the net earnings generated by operating entities, up to a cap of 10% to 50% of that entity’s capital stock.